Selected Consolidated Financial Statements of Parent, Guarantors, Canada Company and Non-Guarantors (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Storage Rental									$ 1,860,243	$ 1,784,721	$ 1,733,138
Service									1,257,450	1,239,902	1,270,817
Total Revenues	777,978	782,697	786,892	770,126	768,207	755,314	754,396	746,706	3,117,693	3,024,623	3,003,955
Operating Expenses:
Cost of sales (excluding depreciation and amortization)									1,344,636	1,288,878	1,277,113
Selling, general and administrative									869,572	924,031	850,371
Depreciation and amortization									353,143	322,037	316,344
Loss (Gain) on disposal/write-down of property, plant and equipment (excluding real estate), net									1,065	430	4,661
Total Operating Expenses									2,568,416	2,535,376	2,448,489
Operating Income (Loss)	127,895	141,476	147,290	132,616	97,075	139,958	129,697	122,517	549,277	489,247	555,466
Interest Expense (Income), Net									260,717	254,174	242,599
Other Expense (Income), Net									65,187	75,202	16,062
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes and (Gain) Loss on Sale of Real Estate									223,373	159,871	296,805
Provision (Benefit) for Income Taxes									(97,275)	62,127	114,304
(Gain) Loss on sale of real estate, net of tax									(8,307)	(1,417)	(206)
Income (Loss) from Continuing Operations	12,674	858	272,702	42,721	48,339	5,330	27,340	18,152	328,955	99,161	182,707
Total income (loss) from discontinued operations	729		(326)	(612)	(684)	(571)	(98)	2,184	(209)	831	(6,774)
(Loss) Gain on Sale of Discontinued Operations, Net of Tax											(1,885)
Net Income (Loss)	13,403	858	272,376	42,109	47,655	4,759	27,242	20,336	328,746	99,992	174,048
Less: Net Income (Loss) Attributable to Noncontrolling Interests									2,627	3,530	3,126
Net Income (Loss) Attributable to Iron Mountain Incorporated	12,749	66	271,637	41,667	47,059	3,849	26,366	19,188	326,119	96,462	170,922
Other Comprehensive Income (Loss):
Net Income (Loss)	13,403	858	272,376	42,109	47,655	4,759	27,242	20,336	328,746	99,992	174,048
Foreign Currency Translation Adjustments									(66,867)	(31,532)	23,186
Market Value Adjustments for Securities									53	926
Total Other Comprehensive Income (Loss)									(66,814)	(30,606)	23,186
Comprehensive Income (Loss)									261,932	69,386	197,234
Comprehensive Income (Loss) Attributable to Noncontrolling Interests									2,184	1,898	3,795
Comprehensive Income (Loss) Attributable to Iron Mountain Incorporated									259,748	67,488	193,439
Eliminations
Revenues:
Intercompany Service									(64,794)	(32,810)
Total Revenues									(64,794)	(32,810)
Operating Expenses:
Intercompany Service Cost of Sales									(64,794)	(32,810)
Total Operating Expenses									(64,794)	(32,810)
Equity in the (Earnings) Losses of Subsidiaries, Net of Tax									351,151	445,717	502,421
Income (Loss) from Continuing Operations									(351,151)	(445,717)	(502,421)
Net Income (Loss)									(351,151)	(445,717)	(502,421)
Net Income (Loss) Attributable to Iron Mountain Incorporated									(351,151)	(445,717)	(502,421)
Other Comprehensive Income (Loss):
Net Income (Loss)									(351,151)	(445,717)	(502,421)
Equity in Other Comprehensive Income (Loss) of Subsidiaries									156,376	67,732	(58,618)
Total Other Comprehensive Income (Loss)									156,376	67,732	(58,618)
Comprehensive Income (Loss)									(194,775)	(377,985)	(561,039)
Comprehensive Income (Loss) Attributable to Iron Mountain Incorporated									(194,775)	(377,985)	(561,039)
Parent | Reportable legal entities
Operating Expenses:
Selling, general and administrative									1,182	227	220
Depreciation and amortization									225	319	320
Loss (Gain) on disposal/write-down of property, plant and equipment (excluding real estate), net										5
Total Operating Expenses									1,407	551	540
Operating Income (Loss)									(1,407)	(551)	(540)
Interest Expense (Income), Net									187,650	206,682	196,423
Other Expense (Income), Net									78	54,144	32,161
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes and (Gain) Loss on Sale of Real Estate									(189,135)	(261,377)	(229,124)
Provision (Benefit) for Income Taxes										(16)
Equity in the (Earnings) Losses of Subsidiaries, Net of Tax									(515,254)	(357,823)	(400,046)
Income (Loss) from Continuing Operations									326,119	96,462	170,922
Net Income (Loss)									326,119	96,462	170,922
Net Income (Loss) Attributable to Iron Mountain Incorporated									326,119	96,462	170,922
Other Comprehensive Income (Loss):
Net Income (Loss)									326,119	96,462	170,922
Foreign Currency Translation Adjustments									6,328	(3,237)	(2,668)
Equity in Other Comprehensive Income (Loss) of Subsidiaries									(72,662)	(25,737)	25,185
Total Other Comprehensive Income (Loss)									(66,334)	(28,974)	22,517
Comprehensive Income (Loss)									259,785	67,488	193,439
Comprehensive Income (Loss) Attributable to Iron Mountain Incorporated									259,785	67,488	193,439
Guarantors | Reportable legal entities
Revenues:
Storage Rental									1,208,380	1,174,978	1,156,681
Service									749,711	754,090	782,768
Total Revenues									1,958,091	1,929,068	1,939,449
Operating Expenses:
Cost of sales (excluding depreciation and amortization)									793,274	771,271	761,092
Selling, general and administrative									580,568	655,052	591,092
Depreciation and amortization									214,341	195,794	192,304
Loss (Gain) on disposal/write-down of property, plant and equipment (excluding real estate), net									829	(100)	(1,030)
Total Operating Expenses									1,589,012	1,622,017	1,543,458
Operating Income (Loss)									369,079	307,051	395,991
Interest Expense (Income), Net									(23,295)	(19,731)	(17,117)
Other Expense (Income), Net									(203,380)	1,283	(3,842)
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes and (Gain) Loss on Sale of Real Estate									595,754	325,499	416,950
Provision (Benefit) for Income Taxes									(114,947)	33,767	86,060
(Gain) Loss on sale of real estate, net of tax									(196)		39
Equity in the (Earnings) Losses of Subsidiaries, Net of Tax									196,310	(63,775)	(73,625)
Income (Loss) from Continuing Operations									514,587	355,507	404,476
Total income (loss) from discontinued operations									(937)	(529)	430
Net Income (Loss)									513,650	354,978	404,906
Net Income (Loss) Attributable to Iron Mountain Incorporated									513,650	354,978	404,906
Other Comprehensive Income (Loss):
Net Income (Loss)									513,650	354,978	404,906
Foreign Currency Translation Adjustments									47	1,177	(212)
Market Value Adjustments for Securities									53	926
Equity in Other Comprehensive Income (Loss) of Subsidiaries									(73,696)	(26,862)	25,421
Total Other Comprehensive Income (Loss)									(73,596)	(24,759)	25,209
Comprehensive Income (Loss)									440,054	330,219	430,115
Comprehensive Income (Loss) Attributable to Iron Mountain Incorporated									440,054	330,219	430,115
Canada Company | Reportable legal entities
Revenues:
Storage Rental									124,551	129,987	130,825
Service									68,669	35,119
Total Revenues									193,220	165,106	130,825
Operating Expenses:
Cost of sales (excluding depreciation and amortization)									23,040	27,354	27,881
Intercompany Service Cost of Sales									64,794	32,810
Selling, general and administrative									13,304	15,792	17,741
Depreciation and amortization									11,797	12,383	12,797
Loss (Gain) on disposal/write-down of property, plant and equipment (excluding real estate), net									173	21	84
Total Operating Expenses									113,108	88,360	58,503
Operating Income (Loss)									80,112	76,746	72,322
Interest Expense (Income), Net									36,946	40,537	36,114
Other Expense (Income), Net									(91)	5,410	(37)
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes and (Gain) Loss on Sale of Real Estate									43,257	30,799	36,245
Provision (Benefit) for Income Taxes									12,876	12,361	12,768
(Gain) Loss on sale of real estate, net of tax									(832)
Equity in the (Earnings) Losses of Subsidiaries, Net of Tax									(992)	(5,681)	(5,273)
Income (Loss) from Continuing Operations									32,205	24,119	28,750
Net Income (Loss)									32,205	24,119	28,750
Net Income (Loss) Attributable to Iron Mountain Incorporated									32,205	24,119	28,750
Other Comprehensive Income (Loss):
Net Income (Loss)									32,205	24,119	28,750
Foreign Currency Translation Adjustments									(10,306)	(11,096)	8,012
Equity in Other Comprehensive Income (Loss) of Subsidiaries									288	(4,037)
Total Other Comprehensive Income (Loss)									(10,018)	(15,133)	8,012
Comprehensive Income (Loss)									22,187	8,986	36,762
Comprehensive Income (Loss) Attributable to Iron Mountain Incorporated									22,187	8,986	36,762
Non-Guarantors | Reportable legal entities
Revenues:
Storage Rental									527,312	479,756	445,632
Service									439,070	450,693	488,049
Intercompany Service									64,794	32,810
Total Revenues									1,031,176	963,259	933,681
Operating Expenses:
Cost of sales (excluding depreciation and amortization)									528,322	490,253	488,140
Selling, general and administrative									274,518	252,960	241,318
Depreciation and amortization									126,780	113,541	110,923
Loss (Gain) on disposal/write-down of property, plant and equipment (excluding real estate), net									63	504	5,607
Total Operating Expenses									929,683	857,258	845,988
Operating Income (Loss)									101,493	106,001	87,693
Interest Expense (Income), Net									59,416	26,686	27,179
Other Expense (Income), Net									268,580	14,365	(12,220)
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes and (Gain) Loss on Sale of Real Estate									(226,503)	64,950	72,734
Provision (Benefit) for Income Taxes									4,796	16,015	15,476
(Gain) Loss on sale of real estate, net of tax									(7,279)	(1,417)	(245)
Equity in the (Earnings) Losses of Subsidiaries, Net of Tax									(31,215)	(18,438)	(23,477)
Income (Loss) from Continuing Operations									(192,805)	68,790	80,980
Total income (loss) from discontinued operations									728	1,360	(7,204)
(Loss) Gain on Sale of Discontinued Operations, Net of Tax											(1,885)
Net Income (Loss)									(192,077)	70,150	71,891
Less: Net Income (Loss) Attributable to Noncontrolling Interests									2,627	3,530	3,126
Net Income (Loss) Attributable to Iron Mountain Incorporated									(194,704)	66,620	68,765
Other Comprehensive Income (Loss):
Net Income (Loss)									(192,077)	70,150	71,891
Foreign Currency Translation Adjustments									(62,936)	(18,376)	18,054
Equity in Other Comprehensive Income (Loss) of Subsidiaries									(10,306)	(11,096)	8,012
Total Other Comprehensive Income (Loss)									(73,242)	(29,472)	26,066
Comprehensive Income (Loss)									(265,319)	40,678	97,957
Comprehensive Income (Loss) Attributable to Noncontrolling Interests									2,184	1,898	3,795
Comprehensive Income (Loss) Attributable to Iron Mountain Incorporated									$ (267,503)	$ 38,780	$ 94,162